Investment funds (Tables)	12 Months Ended
Dec. 31, 2013
Investment Income, Net [Abstract]
Investment Holdings, Schedule of Investments [Table Text Block]
The following table summarizes the balances of investments in investment funds:

	December 31,
(In thousands of US$)	2013	2012

Bladex Offshore Feeder Fund	-	105,888
Alpha4X Feeder Fund	113,069	-
Alpha4X Latam Fundo de Investimento Multimercado	5,592	-
	118,661	105,888